CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues
Net revenues	$ 327,643	¥ 2,280,987	¥ 2,240,149	¥ 2,192,100
Cost of revenues	(172,371)	(1,200,012)	(1,065,022)	(1,024,206)
Gross profit	155,272	1,080,975	1,175,127	1,167,894
Operating expenses
Research and product development	(43,604)	(303,561)	(315,222)	(541,126)
Sales and marketing	(132,620)	(923,273)	(778,126)	(894,148)
General and administrative	(107,645)	(749,404)	(487,372)	(637,795)
Other operating income	3,508	24,419	56,599	21,749
Total operating expenses	(280,361)	(1,951,819)	(1,524,121)	(2,051,320)
Loss from operations	(125,089)	(870,844)	(348,994)	(883,426)
Other income/(expenses)
Interest and investment income, net	22,532	156,862	152,929	130,250
Interest expense	(4,891)	(34,052)	(7,918)
Foreign exchange losses, net	(162)	(1,131)	(11,729)	(2,394)
Other (loss)/income, net	2,658	18,509	16,494	(121)
Loss before income tax expense	(104,952)	(730,656)	(199,218)	(755,691)
Income tax expense	(136)	(949)	(153)	(15,625)
Equity in income of affiliates	320	2,223
Share of loss of subsidiaries and affiliated entities	320	2,223
Net loss	(104,768)	(729,382)	(199,371)	(771,316)
Net loss attributable to noncontrolling interests	(5,142)	(35,797)	(14,037)	(4,934)
Net income attributable to redeemable noncontrolling interests	141	980	178	922
Net loss attributable to Tuniu Corporation	(99,767)	(694,565)	(185,512)	(767,304)
Accretion on redeemable noncontrolling interests	(666)	(4,634)	(2,422)	(5,725)
Net loss attributable to ordinary shareholders	(100,433)	(699,199)	(187,934)	(773,029)
Net loss	(104,768)	(729,382)	(199,371)	(771,316)
Other comprehensive loss /(income)
Foreign currency translation adjustment, net of nil tax	1,394	9,705	11,693	(128,539)
Comprehensive loss	(103,374)	(719,677)	(187,678)	(899,855)
Comprehensive loss attributable to noncontrolling interests	(5,142)	(35,797)	(14,037)	(4,934)
Comprehensive income attributable to redeemable noncontrolling interests	141	980	178	922
Comprehensive loss attributable to Tuniu Corporation	$ (98,373)	¥ (684,860)	¥ (173,819)	¥ (895,843)
Loss per share
Basic and diluted | (per share)	$ (0.27)	¥ (1.89)	¥ (0.50)	¥ (2.04)
Weighted average number of ordinary shares used in computing basic and diluted loss per share | shares	369,472,880	369,472,880	377,744,381	378,230,039
Package Tours Services [Member]
Revenues
Total revenues	$ 271,025	¥ 1,886,822	¥ 1,830,630	¥ 1,589,353
Net revenues | ¥		166,186	241,181	497,918
Others [Member]
Revenues
Total revenues	$ 56,618	¥ 394,165	¥ 409,519	¥ 602,747